Income Taxes (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities	$ 2,178	$ 1,466
Current portion of deferred tax assets	717	648
Deferred tax assets, share-based compensation cost	14,712	11,897
Deferred tax assets from net operating loss carryforwards	15,066	6,905
Undistributed earnings	112,542
Unrecognized tax benefits that would impact effective tax rate, if recognized	3,061	2,157
Accrued interest and penalty related to unrecognized tax benefits included in income tax provisions	298	241
Unrecognized Tax Benefits	6,744	5,682	6,320
U S Federal And State [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets from net operating loss carryforwards	1,010
Operating loss carryforwards expiration dates	Jun. 30, 2034
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards subject to expiration	$ 94,492
Minimum [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration dates	Jun. 30, 2021
Maximum [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration dates	Jun. 30, 2031